Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2012
Components of Other Comprehensive Income (Loss)

The components of other comprehensive income (loss) for the years ended December 31, were as follows:

	2012			2011			2010
(millions)	Pretax	Tax (Provision) Benefit	After Tax	Pretax	Tax (Provision) Benefit	After Tax	Pretax	Tax (Provision) Benefit	After Tax
Net unrealized gains (losses) on securities:
Arising during period:
Fixed maturities	$165.0	$(57.7)	$107.3	$132.9	$(46.5)	$86.4	$302.9	$(106.0)	$196.9
Equity securities	323.0	(113.1)	209.9	(57.5)	20.1	(37.4)	241.7	(84.6)	157.1
Net non-credit related OTTI losses, adjusted for valuation changes	7.9	(2.8)	5.1	(5.5)	1.9	(3.6)	21.4	(7.5)	13.9
Reclassification adjustment for (gains) losses realized in net income:
Fixed maturities	(75.9)	26.6	(49.3)	(47.4)	16.6	(30.8)	46.3	(16.2)	30.1
Equity securities	(143.2)	50.1	(93.1)	(152.5)	53.4	(99.1)	(93.7)	32.8	(60.9)

Change in net unrealized gains (losses) on securities	276.8	(96.9)	179.9	(130.0)	45.5	(84.5)	518.6	(181.5)	337.1
Net unrealized gains (losses) on forecasted transactions:[1]
Arising during period	0	0	0	(5.1)	1.8	(3.3)	0	0	0
Reclassification adjustment for amounts realized in net income[2]	(2.8)	1.0	(1.8)	(5.3)	1.8	(3.5)	(10.6)	3.7	(6.9)

Change in net unrealized gains on forecasted transactions	(2.8)	1.0	(1.8)	(10.4)	3.6	(6.8)	(10.6)	3.7	(6.9)
Foreign currency translation adjustment	.6	(.2)	.4	.2	(.1)	.1	1.2	(.9)	.3

Other comprehensive income (loss)	$274.6	$(96.1)	$178.5	$(140.2)	$49.0	$(91.2)	$509.2	$(178.7)	$330.5

[1]	Entered into for the purpose of managing interest rate risk associated with our debt issuances.

[2]

We expect to reclassify $2.2 million (pretax) into income during the next 12 months. During 2012, 2011, and 2010, we reclassified $0.6 million, $0.3 million, and $5.8 million, respectively, on a pretax basis, from accumulated other comprehensive income on the balance sheet to net realized gains on securities on the comprehensive income statement, reflecting the portion of the unrealized gain on forecasted transactions that was related to the portion of the 6.70% Debentures repurchased during the periods (see Note 4 – Debt for further discussion).